CONSOLIDATED STATEMENTS OF CASH FLOWS - Business Acquisition, Acquiree [Domain] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,299	$ 746	$ 1,645
Reconciliation of net income to net cash provided by operating activities:
Depreciation, depletion and amortization	1,669	1,296	858
Deferred income taxes	(49)	48	62
Amortization included in interest expense	(60)	(72)	(28)
Inventory valuation adjustments	473	(3)	75
Non-cash compensation expense	68	54	47
Goodwill impairment	370	689	0
Gain on sale of AmeriGas common units	(177)	(87)	0
Gain on deconsolidation of Propane Business	0	0	(1,057)
Gain on curtailment of other postretirement benefits	0	0	(15)
Loss on extinguishment of debt	25	7	124
Write-down of assets included in loss from discontinued operations	0	0	132
Distributions on unvested awards	(16)	(12)	(8)
Equity in earnings of unconsolidated affiliates	(332)	(236)	(212)
Distributions from unconsolidated affiliates	291	313	208
Other non-cash	(72)	42	68
Net change in operating assets and liabilities, net of effects of acquisitions and deconsolidations	(320)	(158)	(493)
Net cash provided by operating activities	3,169	2,627	1,406
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for Susser Merger, net of cash received (see Note 3)	808	0	0
Cash paid for ETP Holdco Acquisition	0	(1,332)	0
Cash paid for Citrus Merger	0	0	(1,895)
Cash paid for acquisition of a noncontrolling interest	(325)	0	0
Cash proceeds from the sale of AmeriGas common units	814	346	0
Cash proceeds from contribution and sale of propane operations	0	0	1,443
Cash (paid) received from all other acquisitions	(472)	(405)	531
Capital expenditures (excluding allowance for equity funds used during construction)	(5,213)	(3,469)	(3,271)
Cash (paid) received from all other acquisitions	45	52	35
Contributions to unconsolidated affiliates	(399)	(3)	(65)
Distributions from unconsolidated affiliates in excess of cumulative earnings	136	419	190
Proceeds from sale of discontinued operations	77	1,008	207
Proceeds from the sale of assets	61	68	44
Change in restricted cash	172	(348)	5
Other	(18)	21	112
Net cash used in investing activities	(6,692)	(3,643)	(2,664)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings	15,354	10,854	10,762
Repayments of long-term debt	(12,702)	(8,700)	(8,685)
Proceeds from borrowings from affiliates	0	0	221
Repayments of borrowings from affiliates	0	(166)	(55)
Net proceeds from issuance of Common Units	1,382	1,611	791
Subsidiary equity offerings, net of issue costs	1,244	0	0
Predecessor Equity Offerings, Net of Issue Costs	1,227	149	312
Capital contributions received from noncontrolling interest	67	18	42
Distributions to partners	(1,964)	(1,802)	(1,343)
Predecessor Distributions to Partners	(645)	(342)	(322)
Distributions to noncontrolling interest	(241)	(303)	(165)
Debt issuance costs	(63)	(57)	(35)
Other	(41)	(42)	(8)
Net cash provided by financing activities	3,618	1,220	1,515
INCREASE IN CASH AND CASH EQUIVALENTS	95	204	257
CASH AND CASH EQUIVALENTS, beginning of period	568	364	107
CASH AND CASH EQUIVALENTS, end of period	663	568	364
Eagle Rock Midstream Acquisition [Member]
CASH FLOWS FROM INVESTING ACTIVITIES:
Predecessor Cash Paid For Acquisitions	(577)	0	0
Hoover Midstream Acquisition [Member]
CASH FLOWS FROM INVESTING ACTIVITIES:
Predecessor Cash Paid For Acquisitions	$ (185)	$ 0	$ 0